STATE FARM GROWTH FUND (STFGX)
Investment Objective:
State Farm Associates' Funds Trust Growth Fund (the "Fund" or the "Growth Fund") seeks long-term growth of capital which may be supplemented by income.
What are the costs of investing in the Fund?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		State Farm Growth Fund
Maximum sales charge		none
Redemption fee		none
Exchange fee		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Growth Fund
Management fees	0.10%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest  $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
State Farm Growth Fund	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests under normal circumstances at least 80% of its assets in common stocks and other income-producing equity securities. State Farm Investment Management Corp. (the "Manager"), investment adviser to the Fund, chooses stocks for the Fund's portfolio for their long-term potential to generate capital gains, but may also consider a stock's long-term potential to generate growth in income. Although there is no restriction on the size of the companies in which the Fund invests, ordinarily most of the Fund's investments are in companies with market capitalizations of at least  $1.5 billion.

In making investment decisions on specific securities, the Manager looks for companies with one or more of the following characteristics:

·	Strong cash flow and a recurring revenue stream

·	A strong industry position

·	A strong financial position

·	Strong management with a clearly defined strategy

·	Capability to develop new or superior products or services

The Manager may sell securities the Fund holds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal risks of investing in the Fund

The Fund invests primarily in common stocks, which represent an equity interest (ownership) in a business and are which are subject to market risk. Stock prices may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund's best and worst quarters during the last 10 years were: Best quarter: 12.70%, during the second quarter of 2009. Worst quarter: -16.24%, during the fourth quarter of 2008.

The following table shows certain Average Annual Total Returns on an investment in the Fund compared to changes in the Standard & Poor's 500 Stock Index for the 1-, 5- and 10-year periods ended December 31, 2010. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Average Annual Total Returns		1 Year	5 Year	10 Year
State Farm Growth Fund		10.47%	4.50%	2.94%
State Farm Growth Fund Return After Taxes on Distributions		10.09%	4.03%	2.49%
State Farm Growth Fund Return After Taxes on Distributions & Sale of Fund Shares		7.25%	3.84%	2.41%
State Farm Growth Fund S&P 500 Index	[1]	15.06%	2.29%	1.41%
[1]	The S&P 500® Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies representing an unmanaged group of stocks that differs from the Fund's investments. Unlike an investment in the Fund, a theoretical investment in the S&P 500® Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the S&P 500® Index do not reflect any deductions for taxes.

STATE FARM BALANCED FUND (STFBX)
Investment Objective:
State Farm Associates' Funds Trust Balanced Fund (the "Fund" or the "Balanced Fund") seeks long-term growth of principal while providing some current income.
What are the costs of investing in the Fund?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		State Farm Balanced Fund
Maximum sales charge		none
Redemption fee		none
Exchange fee		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Balanced Fund
Management fees	0.11%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.13%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest  $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
State Farm Balanced Fund	13	42	73	166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in common stocks and bonds in varying proportions according to prevailing market conditions and the judgment of State Farm Investment Management Corp. (the "Manager"), investment adviser to the Fund. Under normal market conditions, the Fund invests approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Fund invests in common stocks that the Manager believes have the potential for long-term capital gain. The income provided by common stocks is usually incidental to their selection. Although there is no restriction on the size of companies in which the Fund may invest, ordinarily most of the Fund's common stock investments are in companies with market capitalizations of at least  $1.5 billion.

The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities, including investment grade bonds issued by U.S. companies and U.S. government and agency obligations. The Fund invests in bonds to provide relative stability of principal and income. Under most circumstances, the Fund's investments in bonds are primarily in intermediate or long-term investment grade securities. Although usually the majority of the Fund's assets are invested in common stocks, the Fund may, for a time, choose to invest as much as 75% of its total assets in fixed income securities, including short-term securities.

The Fund generally keeps its investments as long as the Manager believes that they still are generating appropriate income (for bonds) or have the potential, over the long-term, to generate capital gain or growth in income (for common stocks). In making investment decisions on specific securities, the Manager analyzes long-term industry conditions, management capabilities, and financial solvency.

Principal Risks of Investing in the Fund

The Fund usually invests a majority of its assets in common stocks which are subject to market risk. Stock prices may fluctuate widely over short or extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

The Fund's investments in bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that bonds will decline in value because of changes in interest rates. Generally, bonds decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to market indices. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund's best and worst quarters during the last 10 years were: Best quarter: 8.67%, during the second quarter of 2003. Worst quarter: - 7.34%, during the fourth quarter of 2008.

The following table shows certain Average Annual Total Returns on an investment in the Fund compared to market indices for the 1-, 5- and 10-year periods ended December 31, 2010. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Average Annual Total Returns		1 Year	5 Year	10 Year
State Farm Balanced Fund		8.23%	5.37%	4.09%
State Farm Balanced Fund Return After Taxes on Distributions		7.41%	4.41%	3.10%
State Farm Balanced Fund Return After Taxes on Distributions & Sale of Fund Shares		5.58%	4.21%	3.01%
State Farm Balanced Fund S&P 500 Index	[1]	15.06%	2.29%	1.41%
State Farm Balanced Fund Barclays Capital Intermediate Gov/Credit Index	[2]	5.89%	5.53%	5.51%
[1]	The S&P 500® Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies.
[2]	The Barclays Capital Intermediate Gov/Credit Index contains approximately 3,832 U.S. Treasury, corporate and other securities with an average maturity of about 4.43 years. The S&P 500® Index and the Barclays Capital Intermediate Gov/Credit Index represent unmanaged groups of stocks and bonds that differ from the composition of the Balanced Fund. Unlike an investment in the Balanced Fund, theoretical investments in the indices do not reflect expenses. It is not possible to invest directly in an index. Returns of the indices do not reflect any deductions for taxes.

STATE FARM INTERIM FUND (SFITX)
Investment Objective:
State Farm Associates' Funds Trust Interim Fund (the "Fund" or the "Interim Fund") seeks the realization over a period of years of the highest yield consistent with relatively low price volatility.
What are the costs of investing in the Fund?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		State Farm Interim Fund
Maximum sales charge		none
Redemption fee		none
Exchange fee		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Interim Fund
Management fees	0.12%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.16%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest  $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
State Farm Interim Fund	16	52	90	205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in high quality debt securities with short- and intermediate-term maturities, including:

·	U.S. government and agency obligations,

·	high quality corporate obligations, and

·	high quality commercial paper and other money market instruments.

State Farm Investment Management Corp. (the "Manager"), investment adviser to the Fund, typically distributes the Fund's investments in varying amounts among securities maturing in up to six or seven years from the time of purchase, but occasionally may purchase securities maturing in up to 15 years. The Manager buys securities for the Fund with shorter maturities, even though they tend to produce less income, because they generally also have less volatile prices. The Manager will seek to hold the securities in which the Fund invests until they mature, but it may sell them earlier. The Manager purchases bonds after conducting credit analyses of the issuers. Generally, the Manager will sell securities in order to meet a large volume of redemptions, to reposition the maturity structure of the portfolio or to adjust credit risk of the portfolio. Usually, the Manager will sell securities that produce the least amount of capital gains.

Principal risks of investing in the Fund

The chief risks of investing in the Fund are interest rate risk, credit risk and inflation risk. The Fund is not a money market fund, and the Fund does not attempt to maintain a stable net asset value like a money market fund.

Interest rate risk is the risk that the Fund's investments will decline in value because of changes in interest rates. Generally, debt securities decrease in value when interest rates rise and increase in value when interest rates fall.

Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal. The Manager tries to limit credit risk by investing in high quality securities.

Inflation risk is the risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods indicated (and consequently, the potential rewards and risks of a Fund investment). The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund's best and worst quarters during the last 10 years were: Best quarter: 4.38%, during the third quarter of 2002. Worst quarter: - 1.78%, during the second quarter of 2004.

The table below shows certain Average Annual Total Returns on an investment in the Fund compared to a market index for the 1-, 5- and 10-year periods ended December 31, 2010. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Average Annual Total Returns		1 Year	5 Year	10 Year
State Farm Interim Fund		2.91%	4.50%	4.30%
State Farm Interim Fund Return After Taxes on Distributions		2.02%	3.35%	2.95%
State Farm Interim Fund Return After Taxes on Distributions & Sale of Fund Shares		1.96%	3.18%	2.87%
State Farm Interim Fund Barclays Capital 1-5 Year U.S. Treasury Index	[1]	3.73%	4.88%	4.50%
[1]	The Barclays Capital 1-5 Year U.S. Treasury Index represents an unmanaged group of bonds that differs from the Fund's investment. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Barclays Capital 1-5 Year U.S. Treasury Index do not reflect any deductions for taxes. The Barclays Capital 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years.

STATE FARM MUNICIPAL BOND FUND (SFBDX)
Investment Objective:
The State Farm Associates' Funds Trust Municipal Bond Fund (the "Fund" or the "Municipal Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.

What are the costs of investing in the Fund?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		State Farm Municipal Bond Fund
Maximum sales charge		none
Redemption fee		none
Exchange fee		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Municipal Bond Fund
Management fees	0.11%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.15%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest  $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
State Farm Municipal Bond Fund	15	48	85	192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests so that either (1) at least 80% of the Fund's net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund's net assets are invested in securities that produce income exempt from regular federal income tax.

The Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time State Farm Investment Management Corp. (the "Manager"), investment adviser to the Fund, may purchase issues with longer maturities. A majority of the Fund's investments are in issues with maturities longer than five years. Dividends from the Fund largely will be exempt from federal income tax and, at the present time, the Fund does not intend to purchase municipal obligations that are subject to federal alternative minimum tax unless these bonds provide greater potential for return on an after-tax basis than other alternatives.

The Fund normally invests at least 70% of its total assets in municipal bonds rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), meaning that up to 30% of the Fund's total assets may be invested in medium and lower-quality bonds.

The Manager frequently will hold individual municipal bonds within the Fund for a long period of time, possibly until the bond matures or until it is called. The Fund may sell a bond when the proportion of bonds with longer maturities is reduced in anticipation of a bond market decline (a result of rising interest rates), or increased in anticipation of a bond market rise (resulting from a decline in interest rates). The Manager may also sell a bond for the Fund to affect the average maturity of municipal bonds within the Fund or if the bond's credit risk increases significantly.

Principal risks of Investing in the Fund

The chief risks of investing in the Fund are interest rate risk, credit risk, and inflation risk, and you can lose money by investing in the Fund.

Interest rate risk is the risk that the Fund's investments will decline in value because of changes in interest rates. Generally, debt securities decrease in value when interest rates rise and increase in value when interest rates fall.

Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal. The Fund tries to limit credit risk by investing most of its assets in high grade municipal bonds, but may invest up to 30% of its total assets in medium and lower-quality bonds.

Inflation risk is the risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The Fund's best and worst quarters during the last 10 years were: Best quarter: 4.51%, during the fourth quarter of 2008. Worst quarter: - 3.18%, during the fourth quarter of 2010.

The following table shows certain Average Annual Total Returns on an investment in the Fund compared to a market index for the 1-, 5- and 10-year periods ended December 31, 2010. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

Average Annual Total Returns		1 Year	5 Year	10 Year
State Farm Municipal Bond Fund		2.10%	4.51%	4.70%
State Farm Municipal Bond Fund Return After Taxes on Distributions		2.08%	4.49%	4.68%
State Farm Municipal Bond Fund Return After Taxes on Distributions & Sale of Fund Shares		2.84%	4.49%	4.67%
State Farm Municipal Bond Fund Barclays Capital Municipal Bond Index	[1]	2.38%	4.09%	4.83%
[1]	The Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Barclays Capital Municipal Bond Index differs from the Fund's investments. Unlike an investment in the Municipal Bond Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Barclays Capital Municipal Bond Index do not reflect any deductions for taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	STATE FARM ASSOCIATES FUNDS TRUSTS
Central Index Key	dei_EntityCentralIndexKey	0000093715
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 1, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
State Farm Growth Fund | State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%
After 1 Year	rr_ExpenseExampleYear01	12
After 3 Years	rr_ExpenseExampleYear03	39
After 5 Years	rr_ExpenseExampleYear05	68
After 10 Years	rr_ExpenseExampleYear10	154
Annual Return 2001	rr_AnnualReturn2001	(10.82%)
Annual Return 2002	rr_AnnualReturn2002	(16.09%)
Annual Return 2003	rr_AnnualReturn2003	25.27%
Annual Return 2004	rr_AnnualReturn2004	9.36%
Annual Return 2005	rr_AnnualReturn2005	4.60%
Annual Return 2006	rr_AnnualReturn2006	17.37%
Annual Return 2007	rr_AnnualReturn2007	13.06%
Annual Return 2008	rr_AnnualReturn2008	(28.84%)
Annual Return 2009	rr_AnnualReturn2009	19.44%
Annual Return 2010	rr_AnnualReturn2010	10.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.24%)
1 Year	rr_AverageAnnualReturnYear01	10.47%
5 Year	rr_AverageAnnualReturnYear05	4.50%
10 Year	rr_AverageAnnualReturnYear10	2.94%
State Farm Growth Fund | State Farm Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Year	rr_AverageAnnualReturnYear05	4.03%
10 Year	rr_AverageAnnualReturnYear10	2.49%
State Farm Growth Fund | State Farm Growth Fund | Return After Taxes on Distributions & Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.25%
5 Year	rr_AverageAnnualReturnYear05	3.84%
10 Year	rr_AverageAnnualReturnYear10	2.41%
State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM GROWTH FUND (STFGX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	State Farm Associates' Funds Trust Growth Fund (the "Fund" or the "Growth Fund") seeks long-term growth of capital which may be supplemented by income.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest  $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests under normal circumstances at least 80% of its assets in common stocks and other income-producing equity securities. State Farm Investment Management Corp. (the "Manager"), investment adviser to the Fund, chooses stocks for the Fund's portfolio for their long-term potential to generate capital gains, but may also consider a stock's long-term potential to generate growth in income. Although there is no restriction on the size of the companies in which the Fund invests, ordinarily most of the Fund's investments are in companies with market capitalizations of at least  $1.5 billion.

In making investment decisions on specific securities, the Manager looks for companies with one or more of the following characteristics:

·	Strong cash flow and a recurring revenue stream

·	A strong industry position

·	A strong financial position

·	Strong management with a clearly defined strategy

·	Capability to develop new or superior products or services

The Manager may sell securities the Fund holds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund invests primarily in common stocks, which represent an equity interest (ownership) in a business and are which are subject to market risk. Stock prices may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to a market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the last 10 years were: Best quarter: 12.70%, during the second quarter of 2009. Worst quarter: -16.24%, during the fourth quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Returns of the S&P 500® Index do not reflect any deductions for taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows certain Average Annual Total Returns on an investment in the Fund compared to changes in the Standard & Poor's 500 Stock Index for the 1-, 5- and 10-year periods ended December 31, 2010. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

State Farm Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[2]
5 Year	rr_AverageAnnualReturnYear05	2.29%	[2]
10 Year	rr_AverageAnnualReturnYear10	1.41%	[2]
State Farm Balanced Fund | State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.13%
After 1 Year	rr_ExpenseExampleYear01	13
After 3 Years	rr_ExpenseExampleYear03	42
After 5 Years	rr_ExpenseExampleYear05	73
After 10 Years	rr_ExpenseExampleYear10	166
Annual Return 2001	rr_AnnualReturn2001	(5.65%)
Annual Return 2002	rr_AnnualReturn2002	(7.64%)
Annual Return 2003	rr_AnnualReturn2003	18.43%
Annual Return 2004	rr_AnnualReturn2004	7.42%
Annual Return 2005	rr_AnnualReturn2005	3.67%
Annual Return 2006	rr_AnnualReturn2006	13.00%
Annual Return 2007	rr_AnnualReturn2007	11.44%
Annual Return 2008	rr_AnnualReturn2008	(16.18%)
Annual Return 2009	rr_AnnualReturn2009	13.70%
Annual Return 2010	rr_AnnualReturn2010	8.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.34%)
1 Year	rr_AverageAnnualReturnYear01	8.23%
5 Year	rr_AverageAnnualReturnYear05	5.37%
10 Year	rr_AverageAnnualReturnYear10	4.09%
State Farm Balanced Fund | State Farm Balanced Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Year	rr_AverageAnnualReturnYear05	4.41%
10 Year	rr_AverageAnnualReturnYear10	3.10%
State Farm Balanced Fund | State Farm Balanced Fund | Return After Taxes on Distributions & Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Year	rr_AverageAnnualReturnYear05	4.21%
10 Year	rr_AverageAnnualReturnYear10	3.01%
State Farm Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM BALANCED FUND (STFBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	State Farm Associates' Funds Trust Balanced Fund (the "Fund" or the "Balanced Fund") seeks long-term growth of principal while providing some current income.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest  $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in common stocks and bonds in varying proportions according to prevailing market conditions and the judgment of State Farm Investment Management Corp. (the "Manager"), investment adviser to the Fund. Under normal market conditions, the Fund invests approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Fund invests in common stocks that the Manager believes have the potential for long-term capital gain. The income provided by common stocks is usually incidental to their selection. Although there is no restriction on the size of companies in which the Fund may invest, ordinarily most of the Fund's common stock investments are in companies with market capitalizations of at least  $1.5 billion.

The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities, including investment grade bonds issued by U.S. companies and U.S. government and agency obligations. The Fund invests in bonds to provide relative stability of principal and income. Under most circumstances, the Fund's investments in bonds are primarily in intermediate or long-term investment grade securities. Although usually the majority of the Fund's assets are invested in common stocks, the Fund may, for a time, choose to invest as much as 75% of its total assets in fixed income securities, including short-term securities.

The Fund generally keeps its investments as long as the Manager believes that they still are generating appropriate income (for bonds) or have the potential, over the long-term, to generate capital gain or growth in income (for common stocks). In making investment decisions on specific securities, the Manager analyzes long-term industry conditions, management capabilities, and financial solvency.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund usually invests a majority of its assets in common stocks which are subject to market risk. Stock prices may fluctuate widely over short or extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

The Fund's investments in bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that bonds will decline in value because of changes in interest rates. Generally, bonds decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to market indices. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the last 10 years were: Best quarter: 8.67%, during the second quarter of 2003. Worst quarter: - 7.34%, during the fourth quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Returns of the indices do not reflect any deductions for taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows certain Average Annual Total Returns on an investment in the Fund compared to market indices for the 1-, 5- and 10-year periods ended December 31, 2010. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

State Farm Balanced Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[4]
5 Year	rr_AverageAnnualReturnYear05	2.29%	[4]
10 Year	rr_AverageAnnualReturnYear10	1.41%	[4]
State Farm Balanced Fund | Barclays Capital Intermediate Gov/Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%	[5]
5 Year	rr_AverageAnnualReturnYear05	5.53%	[5]
10 Year	rr_AverageAnnualReturnYear10	5.51%	[5]
State Farm Interim Fund | State Farm Interim Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	none	[6]
Management fees	rr_ManagementFeesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%
After 1 Year	rr_ExpenseExampleYear01	16
After 3 Years	rr_ExpenseExampleYear03	52
After 5 Years	rr_ExpenseExampleYear05	90
After 10 Years	rr_ExpenseExampleYear10	205
Annual Return 2001	rr_AnnualReturn2001	7.80%
Annual Return 2002	rr_AnnualReturn2002	8.30%
Annual Return 2003	rr_AnnualReturn2003	1.99%
Annual Return 2004	rr_AnnualReturn2004	1.31%
Annual Return 2005	rr_AnnualReturn2005	1.34%
Annual Return 2006	rr_AnnualReturn2006	3.65%
Annual Return 2007	rr_AnnualReturn2007	7.70%
Annual Return 2008	rr_AnnualReturn2008	8.03%
Annual Return 2009	rr_AnnualReturn2009	0.44%
Annual Return 2010	rr_AnnualReturn2010	2.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.78%)
1 Year	rr_AverageAnnualReturnYear01	2.91%
5 Year	rr_AverageAnnualReturnYear05	4.50%
10 Year	rr_AverageAnnualReturnYear10	4.30%
State Farm Interim Fund | State Farm Interim Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Year	rr_AverageAnnualReturnYear05	3.35%
10 Year	rr_AverageAnnualReturnYear10	2.95%
State Farm Interim Fund | State Farm Interim Fund | Return After Taxes on Distributions & Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.96%
5 Year	rr_AverageAnnualReturnYear05	3.18%
10 Year	rr_AverageAnnualReturnYear10	2.87%
State Farm Interim Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM INTERIM FUND (SFITX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	State Farm Associates' Funds Trust Interim Fund (the "Fund" or the "Interim Fund") seeks the realization over a period of years of the highest yield consistent with relatively low price volatility.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest  $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high quality debt securities with short- and intermediate-term maturities, including:

·	U.S. government and agency obligations,

·	high quality corporate obligations, and

·	high quality commercial paper and other money market instruments.

State Farm Investment Management Corp. (the "Manager"), investment adviser to the Fund, typically distributes the Fund's investments in varying amounts among securities maturing in up to six or seven years from the time of purchase, but occasionally may purchase securities maturing in up to 15 years. The Manager buys securities for the Fund with shorter maturities, even though they tend to produce less income, because they generally also have less volatile prices. The Manager will seek to hold the securities in which the Fund invests until they mature, but it may sell them earlier. The Manager purchases bonds after conducting credit analyses of the issuers. Generally, the Manager will sell securities in order to meet a large volume of redemptions, to reposition the maturity structure of the portfolio or to adjust credit risk of the portfolio. Usually, the Manager will sell securities that produce the least amount of capital gains.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The chief risks of investing in the Fund are interest rate risk, credit risk and inflation risk. The Fund is not a money market fund, and the Fund does not attempt to maintain a stable net asset value like a money market fund.

Interest rate risk is the risk that the Fund's investments will decline in value because of changes in interest rates. Generally, debt securities decrease in value when interest rates rise and increase in value when interest rates fall.

Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal. The Manager tries to limit credit risk by investing in high quality securities.

Inflation risk is the risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods indicated (and consequently, the potential rewards and risks of a Fund investment). The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to a market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the last 10 years were: Best quarter: 4.38%, during the third quarter of 2002. Worst quarter: - 1.78%, during the second quarter of 2004.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Returns of the Barclays Capital 1-5 Year U.S. Treasury Index do not reflect any deductions for taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows certain Average Annual Total Returns on an investment in the Fund compared to a market index for the 1-, 5- and 10-year periods ended December 31, 2010. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

State Farm Interim Fund | Barclays Capital 1-5 Year U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%	[7]
5 Year	rr_AverageAnnualReturnYear05	4.88%	[7]
10 Year	rr_AverageAnnualReturnYear10	4.50%	[7]
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	none	[8]
Management fees	rr_ManagementFeesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
After 1 Year	rr_ExpenseExampleYear01	15
After 3 Years	rr_ExpenseExampleYear03	48
After 5 Years	rr_ExpenseExampleYear05	85
After 10 Years	rr_ExpenseExampleYear10	192
Annual Return 2001	rr_AnnualReturn2001	5.07%
Annual Return 2002	rr_AnnualReturn2002	9.38%
Annual Return 2003	rr_AnnualReturn2003	4.78%
Annual Return 2004	rr_AnnualReturn2004	3.31%
Annual Return 2005	rr_AnnualReturn2005	2.02%
Annual Return 2006	rr_AnnualReturn2006	3.71%
Annual Return 2007	rr_AnnualReturn2007	4.69%
Annual Return 2008	rr_AnnualReturn2008	3.73%
Annual Return 2009	rr_AnnualReturn2009	8.46%
Annual Return 2010	rr_AnnualReturn2010	2.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
1 Year	rr_AverageAnnualReturnYear01	2.10%
5 Year	rr_AverageAnnualReturnYear05	4.51%
10 Year	rr_AverageAnnualReturnYear10	4.70%
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Year	rr_AverageAnnualReturnYear05	4.49%
10 Year	rr_AverageAnnualReturnYear10	4.68%
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund | Return After Taxes on Distributions & Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.84%
5 Year	rr_AverageAnnualReturnYear05	4.49%
10 Year	rr_AverageAnnualReturnYear10	4.67%
State Farm Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM MUNICIPAL BOND FUND (SFBDX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The State Farm Associates' Funds Trust Municipal Bond Fund (the "Fund" or the "Municipal Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.

Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest  $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests so that either (1) at least 80% of the Fund's net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund's net assets are invested in securities that produce income exempt from regular federal income tax.

The Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time State Farm Investment Management Corp. (the "Manager"), investment adviser to the Fund, may purchase issues with longer maturities. A majority of the Fund's investments are in issues with maturities longer than five years. Dividends from the Fund largely will be exempt from federal income tax and, at the present time, the Fund does not intend to purchase municipal obligations that are subject to federal alternative minimum tax unless these bonds provide greater potential for return on an after-tax basis than other alternatives.

The Fund normally invests at least 70% of its total assets in municipal bonds rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), meaning that up to 30% of the Fund's total assets may be invested in medium and lower-quality bonds.

The Manager frequently will hold individual municipal bonds within the Fund for a long period of time, possibly until the bond matures or until it is called. The Fund may sell a bond when the proportion of bonds with longer maturities is reduced in anticipation of a bond market decline (a result of rising interest rates), or increased in anticipation of a bond market rise (resulting from a decline in interest rates). The Manager may also sell a bond for the Fund to affect the average maturity of municipal bonds within the Fund or if the bond's credit risk increases significantly.

Risk [Heading]	rr_RiskHeading	Principal risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The chief risks of investing in the Fund are interest rate risk, credit risk, and inflation risk, and you can lose money by investing in the Fund.

Interest rate risk is the risk that the Fund's investments will decline in value because of changes in interest rates. Generally, debt securities decrease in value when interest rates rise and increase in value when interest rates fall.

Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal. The Fund tries to limit credit risk by investing most of its assets in high grade municipal bonds, but may invest up to 30% of its total assets in medium and lower-quality bonds.

Inflation risk is the risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The chief risks of investing in the Fund are interest rate risk, credit risk, and inflation risk, and you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to a market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund's returns year by year. The table compares the Fund's average annual total returns for the periods listed to a market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the last 10 years were: Best quarter: 4.51%, during the fourth quarter of 2008. Worst quarter: - 3.18%, during the fourth quarter of 2010.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Returns of the Barclays Capital Municipal Bond Index do not reflect any deductions for taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows certain Average Annual Total Returns on an investment in the Fund compared to a market index for the 1-, 5- and 10-year periods ended December 31, 2010. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

State Farm Municipal Bond Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%	[9]
5 Year	rr_AverageAnnualReturnYear05	4.09%	[9]
10 Year	rr_AverageAnnualReturnYear10	4.83%	[9]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	The S&P 500® Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies representing an unmanaged group of stocks that differs from the Fund's investments. Unlike an investment in the Fund, a theoretical investment in the S&P 500® Index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the S&P 500® Index do not reflect any deductions for taxes.
[3]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[4]	The S&P 500® Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies.
[5]	The Barclays Capital Intermediate Gov/Credit Index contains approximately 3,832 U.S. Treasury, corporate and other securities with an average maturity of about 4.43 years. The S&P 500® Index and the Barclays Capital Intermediate Gov/Credit Index represent unmanaged groups of stocks and bonds that differ from the composition of the Balanced Fund. Unlike an investment in the Balanced Fund, theoretical investments in the indices do not reflect expenses. It is not possible to invest directly in an index. Returns of the indices do not reflect any deductions for taxes.
[6]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[7]	The Barclays Capital 1-5 Year U.S. Treasury Index represents an unmanaged group of bonds that differs from the Fund's investment. Unlike an investment in the Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Barclays Capital 1-5 Year U.S. Treasury Index do not reflect any deductions for taxes. The Barclays Capital 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years.
[8]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[9]	The Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Barclays Capital Municipal Bond Index differs from the Fund's investments. Unlike an investment in the Municipal Bond Fund, a theoretical investment in an index does not reflect any expenses. It is not possible to invest directly in an index. Returns of the Barclays Capital Municipal Bond Index do not reflect any deductions for taxes.